LEASES AND SIMILAR ARRANGEMENTS - MATURITY (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 10,498	$ 3,636
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	4,260	2,205
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 6,238	$ 1,431